SUBSEQUENT EVENTS (Details) (USD $)						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Litigation with former shareholders of DMG	Feb. 19, 2013 Litigation with former shareholders of DMG	Dec. 31, 2013 Litigation with former shareholders of DMG Settlement Arrangement	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement	Apr. 24, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes First anniversary	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes Second anniversary	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes Third anniversary	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes Fourth anniversary	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes Fifth anniversary	Apr. 30, 2014 Subsequent events Litigation with former shareholders of DMG Settlement Arrangement Notes Sixth anniversary
Subsequent events
Current deposit in the designated escrow account	$ 4,000,000	$ 4,000,000					$ 4,000,000
Number of shares issued						847,601
Settlement cash portion amount						12,000,000
Amount held by the Sheriff			4,500,000	4,500,000			4,500,000
Principal amount								58,000,000
Expected redemption amount on each anniversary									4,000,000	5,000,000	13,500,000	16,500,000	16,000,000	3,000,000
Consideration payable	$ 75,800,047	$ 64,000,000			$ 75,800,000			$ 58,000,000